Fair Value Measurements (Schedule Of Effect Of Derivative Instruments) (Details) (Derivatives designated as Cash Flow Hedge Relationships [Member], USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fuel Swap Contracts [Member] | Cost of Services Rendered and Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income	$ (2)	$ (2)	$ (1)	$ 3
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings		1	1	2
Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income		5	5	17
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings		$ (5)	$ (5)	$ (22)